CHAPTER 11 FILING AND OTHER RELATED MATTERS - Narrative (Details) $ in Thousands												1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 24, 2024 USD ($)	Jan. 18, 2024 USD ($) day	Jan. 16, 2024 USD ($) installment	Nov. 09, 2023	Nov. 04, 2023 USD ($)	Oct. 06, 2023	Oct. 02, 2023 USD ($)	Sep. 14, 2023 USD ($)	Aug. 18, 2023 USD ($)	Mar. 20, 2023 USD ($)	Feb. 02, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 29, 2023 USD ($)	Nov. 02, 2023 USD ($)	Dec. 22, 2022 USD ($)
Reorganization, Chapter 11 [Line Items]
Gain on debt extinguishment															$ 20,065	$ (287)	$ (8,016)
Gain (loss) on settlement of reorganization items															20,525	0
Priority Power
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															4,878	0
Debtor reorganization items, settlements with creditors										$ 20,800
Denton
Reorganization, Chapter 11 [Line Items]
Debtor reorganization items, settlements with creditors															1,500
HMC
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															(8,269)	0
Celsius Mining LLC
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															(2,200)
Purchase and sale agreement, cash payment from counterparty																			$ 14,000
Debtor reorganization items, settlements with creditors								$ 14,000
ACM ELF ST LLC Lease
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															5,003	0
Debtor reorganization items, settlements with creditors												$ 7,500
J.W. Didado Electric
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															(700)
Trilogy LLC
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															400
Harper Construction Company
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															(5,000)
Dalton Settlement Agreement
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															1,100
Maddox
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															(1,277)	0
Maddox | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Debtor reorganization items, settlements with creditors			$ 2,800
Debtor reorganization items, number of payment installments | installment			7
Sphere 3D Corp. and Gryphon Settlement
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															23,300
Sphere 3D Corp. and Gryphon Settlement | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Debtor reorganization items, settlements with creditors			$ 10,000
McCarthy & Humphrey Settlement
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															(4,600)
McCarthy & Humphrey Settlement | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Settlement, term		90 days
Debtor reorganization items, cash payment period upon notice | day		3
Debtor reorganization items, debt payment period upon notice | day		1
McCarthy
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															(4,590)	0
McCarthy | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Debtor reorganization items, settlements with creditors		$ 6,800
Debtor reorganization items, settlements with creditors, principal amount		5,400
Humphery | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Debtor reorganization items, settlements with creditors		5,600
Debtor reorganization items, settlements with creditors, principal amount		$ 1,400
Foundry Settlement
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															12,600
Foundry Settlement | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Debtor reorganization items, settlements with creditors			$ 5,500
Oklahoma Gas & Electric Settlement
Reorganization, Chapter 11 [Line Items]
Gain (loss) on settlement of reorganization items															(4,800)
Oklahoma Gas & Electric Settlement | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Debtor reorganization items, settlements with creditors	$ 4,800
Notes Payable
Reorganization, Chapter 11 [Line Items]
Notes payable															$ 854,453	880,937
DIP Facility | Ad Hoc Noteholder Group
Reorganization, Chapter 11 [Line Items]
Line of credit facility, maximum borrowing capacity																				$ 57,000
Line of credit facility, additional borrowing capacity																				$ 18,000
Replacement DIP Facility
Reorganization, Chapter 11 [Line Items]
Line of credit facility, maximum borrowing capacity											$ 70,000
Interest rate per annum											10.00%
Commitment fee percentage											3.50%
Exit fee calculation, percentage of loans being repaid, reduced or satisfied											5.00%
Replacement DIP Facility | Notes Payable
Reorganization, Chapter 11 [Line Items]
Interest rate per annum															10.00%
Notes payable															$ 4,273	0
Interim DIP Order
Reorganization, Chapter 11 [Line Items]
Line of credit facility, maximum borrowing capacity											$ 35,000
Final DIP Order
Reorganization, Chapter 11 [Line Items]
Line of credit facility, maximum borrowing capacity											$ 35,000
NYDIG loan | Notes Payable
Reorganization, Chapter 11 [Line Items]
Gain on debt extinguishment														$ 20,800
Notes payable															$ 0	38,573
HMC note | Notes Payable
Reorganization, Chapter 11 [Line Items]
Interest rate per annum													5.00%		5.00%
Payment to execute debt instrument									$ 2,000				$ 2,000
Notes payable									$ 15,500				$ 15,500		$ 14,208	0
Debt instrument, term													36 months
Didado note | Notes Payable
Reorganization, Chapter 11 [Line Items]
Interest rate per annum															5.00%
Notes payable															$ 13,000	0
Didado note | Unsecured Promissory Note
Reorganization, Chapter 11 [Line Items]
Interest rate per annum						5.00%
Notes payable, carrying amount							$ 13,000
Debt instrument, term						36 months	36 months
Trilogy note | Notes Payable
Reorganization, Chapter 11 [Line Items]
Interest rate per annum															5.00%
Notes payable															$ 2,927	0
Trilogy note | Unsecured Promissory Note
Reorganization, Chapter 11 [Line Items]
Interest rate per annum						5.00%
Notes payable, carrying amount							$ 2,900
Debt instrument, term						30 months	30 months
Payment period threshold starting day							3 months
Harper note | Notes Payable
Reorganization, Chapter 11 [Line Items]
Interest rate per annum															5.00%
Notes payable															$ 4,678	$ 0
Harper note | Unsecured Promissory Note
Reorganization, Chapter 11 [Line Items]
Interest rate per annum				5.00%
Notes payable, carrying amount					$ 4,700
Debt instrument, term				30 months	30 months
Payment period threshold starting day					45 days
Dalton Settlement Agreement | Unsecured Promissory Note
Reorganization, Chapter 11 [Line Items]
Notes payable																		$ 9,100
Ad Hoc Noteholder Group
Reorganization, Chapter 11 [Line Items]
Convertible notes holders represented, percentage (more than)																				70.00%